Significant Assets and Liabilities Denominated in Foreign Currencies (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Significant Assets and Liabilities Denominated in Foreign Currencies
The following information was aggregated by the foreign currencies other than functional currencies of the group entities and the exchange rates between foreign currencies and respective functional currencies were disclosed. The significant financial assets and liabilities denominated in foreign currencies were as follows:

	Foreign Currencies (In Thousand)	Exchange Rate	Carrying Amount (In Thousand)

December 31, 2023

Monetary financial assets
US$	$5,446,388	US$1=NT$30.705	$167,231,335
US$	1,280,256	US$1=RMB7.0827	39,310,262
US$	69,208	US$1=EUR0.9050	2,125,037
JPY	4,926,139	JPY1=NT$0.2172	1,069,957
JPY	181,939	JPY1=US$0.0071	39,517

Monetary financial liabilities
US$	5,226,872	US$1=NT$30.705	160,491,098
US$	1,029,004	US$1=RMB7.0827	31,595,564
US$	37,370	US$1=EUR0.9050	1,147,458
JPY	6,882,104	JPY1=NT$0.2172	1,494,793
JPY	965,608	JPY1=US$0.0071	209,730

December 31, 2024

Monetary financial assets
US$	6,048,894	US$1=NT$32.785	198,312,976
US$	1,628,924	US$1=RMB7.1884	53,404,267
US$	65,252	US$1=EUR0.9626	2,139,276
JPY	8,604,226	JPY1=NT$0.2099	1,806,027
JPY	236,858	JPY1=US$0.0064	49,716
Monetary financial liabilities
US$	5,920,586	US$1=NT$32.785	194,106,411
US$	935,436	US$1=RMB7.1884	30,668,260
US$	35,135	US$1=EUR0.9626	1,151,894
JPY	9,430,081	JPY1=NT$0.2099	1,979,374
JPY	1,598,522	JPY1=US$0.0064	335,530

Summary of Realized and Unrealized Foreign Exchange Gain (Loss)
The significant realized and unrealized foreign exchange gain (loss) were as follows:

	For the Year Ended December 31
	2022		2023		2024
Functional Currencies	Exchange Rate	Net Foreign Exchange Gain (Loss)	Exchange Rate	Net Foreign Exchange Gain (Loss)	Exchange Rate	Net Foreign Exchange Gain (Loss)
		NT$		NT$		NT$	US$ (Note 4)

US$	US$1=NT$30.71	$(347,044)	US$1=NT$30.705	$162,827	US$1=NT$32.785	$(937,503)	$(28,591)
NT$		(2,985,318)		822,098		(4,826,783)	(147,203)
RMB	RMB1=NT$4.4094	921,898	RMB1=NT$4.3352	(4,612)	RMB1=NT$4.5608	122,494	3,736

		$(2,410,464)		$980,313		$(5,641,792)	$(172,058)